StoneRidge Funds

                              StoneRidge Bond Fund
                             StoneRidge Equity Fund
                        StoneRidge Small Cap Growth Fund

                          Supplement Dated July 1, 2002
                       To Prospectus Dated January 1, 2002



Effective immediately, the "Principal Strategies" section with respect to each Fund is modified to include the following information.


StoneRidge Bond Fund

The Fund will normally invest at least 80% if its assets in fixed income securities.



StoneRidge Equity Fund

The Fund will normally invest at least 80% of its assets in equity securities of U.S. companies.



StoneRidge Small Cap Growth Fund

The Fund will normally invest at least 80% of its assets in equity securities of small capitalization U.S. companies.





     This Supplement, and the Prospectus dated January 1, 2002, contains information that you should know before investing in the Funds and should be retained for future reference. Additional information is included in the Statement of Additional Information dated January 1, 2002, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request and without charge by calling (800) 441-6978.





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                            AmeriPrime Advisors Trust

                             StoneRidge Equity Fund
                        StoneRidge Small Cap Growth Fund
                              StoneRidge Bond Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                 January 1, 2002
                          As supplemented July 1, 2002

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of AmeriPrime Advisors Trust dated January 1, 2002. A free copy of the Prospectus or annual report can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 1-800-441-6978.

TABLE OF CONTENTS                                                           PAGE


DESCRIPTION OF THE TRUST AND THE FUND..........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................3

INVESTMENT LIMITATIONS.........................................................8

THE INVESTMENT ADVISER........................................................10

TRUSTEES AND OFFICERS.........................................................12

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................13

DETERMINATION OF SHARE PRICE..................................................15

INVESTMENT PERFORMANCE........................................................15

CUSTODIAN.....................................................................17

FUND SERVICES.................................................................17

ACCOUNTANTS...................................................................18

DISTRIBUTOR...................................................................18

FINANCIAL STATEMENTS..........................................................19




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DESCRIPTION OF THE TRUST AND THE FUND

     The StoneRidge Equity Fund, StoneRidge Small Cap Growth Fund and StoneRidge Bond Fund (each a "Fund" or collectively, the "Funds") were organized as diversified series of AmeriPrime Advisors Trust (the "Trust") on August 3, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to each Fund is StoneRidge Investment Partners, LLC (the "Adviser"). The StoneRidge Equity Fund and the StoneRidge Small Cap Growth Fund commenced operations on October 1, 1999. The StoneRidge Bond Fund commenced operations on October 13, 1999.

     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series, and the rights of shares of any other series, are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     As of December 1, 2001, the following persons may be deemed to beneficially own five percent (5%) or more of the StoneRidge Equity Fund: First Union National Bank, 1525 West WT Harris Blvd Chg NC-1151, Charlotte, NC 28288-1151 - 70.80%; Philip H. Brown, 101 Grandview Road, Springfield, Pennsylvania 19064 - 7.30% ; and StoneRidge Investment Partners , LLC, 7 Great Valley Parkway, #290, Malvern, Pennsylvania 19355 - 5.01%.

     As of December 1, 2001, StoneRidge Equity Fund: First Union National Bank may be deemed to control the StoneRidge Equity Fund as a result of its beneficial ownership of the shares of the Fund. As a controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.

     As of December 1, 2001, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the StoneRidge Equity Fund.

     As of December 1, 2001, the following persons may be deemed to beneficially own five percent (5%) or more of the StoneRidge Small Cap Growth Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, California 94104 - 48.55%; First Union National Bank TTEE, 1525 West Harris Boulevard, Charlotte, North Carolina - 17.34%; Saint Vincent's Medical Center Foundation, Inc., 2800 Main Street, Bridgeport, Connecticut 06606 - 8.56%; and Joseph E. Stocke, 304 Bon Court, Exton, Pennsylvania 19341 - 5.31%.

     As of December 1, 2001, Charles Schwab & Co. may be deemed to control the StoneRidge Small Cap Growth Fund as a result of its beneficial ownership of the shares of the Fund. As a controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.

     As of December 1, 2001, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the StoneRidge Small Cap Growth Fund.

     As of December 1, 2001, the following persons may be deemed to beneficially own five percent (5%) or more of the StoneRidge Bond Fund: First Union National Bank, 1525 West WT Harris Blvd Chg NC-1151, Charlotte, NC 28288-1151 - 99.58%.

     As of December 1, 2001, First Union National Bank may be deemed to control the StoneRidge Bond Fund as a result of its beneficial ownership of the shares of the Fund. As a controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.

     As of December 1, 2001, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the StoneRidge Bond Fund.

     For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

      A. Equity Securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts ("ADR's"), rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.

      B. Corporate Debt Securities. Each Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Equity Fund and the Small Cap Growth Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Bond Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 5% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 5%.

      C. Municipal Securities. The Bond Fund may invest in municipal securities. These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.
Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

      The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

      The Adviser considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Equity Fund and the Small Cap Growth Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Bond Fund will not will invest more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 5% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 5%.

      D. U.S. Government Securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

      E. Mortgage-Backed Securities. Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Bond Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Bond Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Bond Fund at lower rates of return.

      F. Collateralized Mortgage Obligations (CMOs). The Bond Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

      G. Zero Coupon and Pay in Kind Bonds. Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

     Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

      H. Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

         (1)      Certificates of Deposit.   Certificates of deposit are
negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

         (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time Deposits are considered to be illiquid prior to their maturity.

         (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      I.          Asset-Backed and Receivable-Backed Securities.   Asset-backed
and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security's par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificateholder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. No Fund will invest more than 5% of its net assets in asset-backed or receivable-backed securities.

      J. Loans of Portfolio Securities. Each Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund's net assets.

      K. Foreign Securities. The Equity Fund and Small Cap Growth Fund may invest in foreign equity securities through the purchase of American Depositary Receipts. American Depositary Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares which it holds in custody. The Bond Fund may invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the Adviser to be comparable in quality to investment grade domestic securities. No Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 10% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

      L.          Repurchase Agreements.   Each Fund may invest in repurchase
agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

     2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

      3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4.          Real Estate.  The Funds will not purchase or sell real estate.
This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6.          Loans. The Funds will not make loans to other persons, except
(a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      8.   Diversification.   The Funds will not invest in the securities of any
issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Limitations-Fundamental" above).

      1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation
(1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2.          Borrowing.   No Fund will purchase any security while
borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

      3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      4. Options. The Funds will not purchase or sell puts, calls, options or straddles.

      5. Illiquid Investments. The Funds will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

      6. 80% Investment Policy. Under normal circumstances, at least 80% of the StoneRidge Equity Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in equity securities of U.S. companies. Under normal circumstances, at least 80% of the StoneRidge Small Cap Growth Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in equity securities of small capitalization U.S. companies. Under normal circumstances, at least 80% of the StoneRidge Bond Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in fixed income securities. No Fund will change its policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communications to the Fund's shareholders.

THE INVESTMENT ADVISER

     The Adviser is StoneRidge Investment Partners, L.L.C., 7 Great Valley Parkway, Suite 290, Malvern, PA 19355. Joseph E. Stocke, CFA, Philip H. Brown II, Lester Rich, CFA and Daniel H. Cook are the controlling members of the Adviser.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: StoneRidge Equity Fund, 0.60%; StoneRidge Small Cap Growth Fund, 1.00%; StoneRidge Bond Fund, 0.40%. The Adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2002 to maintain each Fund's total operating expenses as follows:
Equity Fund, 0.90 %; Small Cap Growth Fund, 1.25 %; Bond Fund, 0.65%. The following table describes the advisory fees paid to the Adviser for the last two fiscal periods.


============================================== ======================================= ========================================
                                                        Fiscal Period Ended                       Fiscal Year Ended
                    Fund                                  August 31, 2000                          August 31, 2001
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Equity Fund1                                                  $ 27,017                                $ 30,955
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Small Cap Growth Fund1                                        $122,345                                $211,753
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Bond Fund2                                                    $ 69,831                                $ 80,875
============================================== ======================================= ========================================

1  Commenced operations October 1, 1999.
2  Commenced operations October 13, 1999.

     The Adviser retains the right to use the name "StoneRidge" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "StoneRidge" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide  shareholder  services and administer  shareholder  accounts.  Banks may charge their customers fees for offering these services to the extent  permitted
by  applicable  regulatory   authorities,   and  the  overall  return  to  those
shareholders  availing  themselves  of the bank  services  will be lower than to those  shareholders  who do not.  The  Funds  may  from  time  to time  purchase securities  issued by banks which provide such services;  however,  in selecting investments for the Fund, no preference will be shown for such securities.




TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each
Trustee who is an "interested person" of the Trust, as defined in the Investment
Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                  Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       President and Managing  Director of Unified Fund Services,  Inc., the
1725 E. Southlake Blvd.              Secretary and    Fund's  transfer  agent,  fund  accountant and  administrator,  since
Suite 200                            Trustee          October  2000.  President,  Treasurer  and  Secretary  of  AmeriPrime
Southlake, Texas  76092                               Financial Services,  Inc., a fund  administrator,  (which merged with
Year of Birth:  1958                                  Unified  Fund  Services,   Inc.)  from  1994  through  October  2000.
                                                      President,   Treasurer   and   Secretary  of   AmeriPrime   Financial
                                                      Securities, Inc., the Fund's distributor,  from 1994 through November
                                                      2000;  President  and  Trustee  of  AmeriPrime  Funds and  AmeriPrime
                                                      Insurance Trust.
------------------------------------ ---------------- ----------------------------------------------------------------------
Robert A. Chopyak                    Treasurer and    Assistant  Vice-President of Financial Administration of Unified Fund
1725 E. Southlake Blvd.              Chief            Services,  Inc.,  the Fund's  transfer  agent,  fund  accountant  and
Suite 200                            Financial        administrator,  since August 2000.  Manager of  AmeriPrime  Financial
Southlake, Texas  76092              Officer          Services,  Inc.  from  February  2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing   Y2K  testing,   January  1999  to  January  2000.   Vice
                                                      President of Fund Accounting,  American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Mark W. Muller                       Trustee          Account  Manager for SCI,  Inc.,  a custom  manufacturer,  from April
5016 Cedar River Tr.                                  2000 to the  present.  Account  Manager for Clarion  Technologies,  a
Fort Worth, Texas  76137                              manufacturer of automotive,  heavy truck,  and consumer  goods,  from
Year of Birth:  1964                                  1996 to April  2000.  From 1986 to 1996,  an  engineer  for Sicor,  a telecommunication hardware company.
------------------------------------ ---------------- ----------------------------------------------------------------------
Richard J. Wright, Jr.               Trustee          Various  positions  with Texas  Instruments,  a  technology  company,
13532 N. Central Expressway                           since   1995,   including   the   following:   Program   Manager  for
MS 3800                                               Semi-Conductor   Business  Opportunity  Management  System,  1998  to
Dallas, Texas 75243                                   present;   Development  Manager  for  web-based  interface,  1999  to
Year of Birth:  1962                                  present;  Systems  Manager for  Semi-Conductor  Business  Opportunity
                                                      Management System, 1997 to 1998;  Development Manager for Acquisition
                                                      Manager,  1996-1997;  Operations  Manager  for  Procurement  Systems,
                                                      1994-1997.
==================================== ================ ======================================================================

      The compensation paid to the Trustees of the Trust for the fiscal year ended August 31, 2001 is set forth in the following table.  Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ======================= ==================================
                                     Aggregate               Total Compensation
                                     Compensation            from Trust (the Trust is
Name                                 from Trust              not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                         0                            0
------------------------------------ ----------------------- ----------------------------------
Mark W. Muller                               $10,250                       $10,250
------------------------------------ ----------------------- ----------------------------------
Richard J. Wright                            $10,250                       $10,250
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreement. The following table describes the brokerage transactions directed to brokers during the fiscal year ended August 31, 2001 due to research services provided to the Adviser.



============================================== ======================================= ========================================
                    Fund                               Amount of Transactions                   Brokerage Commissions
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Equity Fund                                                  $1,974,716                                $4,349
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Small Cap Growth Fund                                        $4,827,081                                $15,516
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Bond Fund                                                   $17,338,390                                $12,322
============================================== ======================================= ========================================


     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     While each Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. StoneRidge Investment Partners, L.L.C. will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

     When a Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolios because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

     The following table describes the brokerage commissions paid by each Fund for the last two fiscal periods.

---------------------------------------------- --------------------------------------- ----------------------------------------
                                                        Fiscal Period Ended                       Fiscal Year Ended
                    Fund                                  August 31, 2000                          August 31, 2001
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Equity Fund1                                                  $19,142                                  $18,270
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Small Cap Growth Fund1                                        $210,566                                $255,994
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Bond Fund2                                                     $3,726                                  $12,322
============================================== ======================================= ========================================

1  Commenced Operations October 1, 1999.
2  Commenced Operations October 13, 1999.

     The Trust, the Adviser and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.


DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

     Each  Fund  may  periodically  advertise  "average  annual  total  return."
"Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     A Fund's "yield" is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    Yield = 2[(a-b/cd+1)6-1]
         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

     Solely for the purpose of computing yield, dividend income recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. The StoneRidge Bond Fund's yield for the one month period ended August 31, 2001 was 5.29%.

     Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period October 1, 1999 (commencement of operations) through August 31, 2001, and for the fiscal year ended August 31, 2001, the StoneRidge Equity Fund's average annual total returns were -25.80% and 0.85%, respectively. For the period October 1, 1999 (commencement of operations) through August 31, 2001, and for the fiscal year ended August 31, 2001, the StoneRidge Small Cap Growth Fund's average annual total returns were -37.84% and 3.53%, respectively. For the period October 13, 1999 (commencement of operations) through August 31, 2001, and for the fiscal year ended August 31, 2001, the StoneRidge Bond Fund's average annual total returns were 11.16% and 8.66%, respectively.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

     In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     Firstar Bank, N.A., 425 Walnut Street M.L 6118, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from each Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.

     In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million).

     Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month).

     The following tables describe the fund accounting and administrative fees paid by each Fund during the last two fiscal periods. Prior to October 12, 2000, the administrative fees were paid to AmeriPrime Financial Services, Inc., which merged with Unified on that date

------------------------------------------- ----------------------------------------- -----------------------------------------
                                                        October 1, 1999
                                                  (commencement of operations)                   Fiscal Year Ended
               Equity Fund                          through August 31, 2000                       August 31, 2001
------------------------------------------- ----------------------------------------- -----------------------------------------
------------------------------------------- ----------------------------------------- -----------------------------------------
Fund Accounting Fees                                        $11,700                                   $22,724
------------------------------------------- ----------------------------------------- -----------------------------------------
------------------------------------------- ----------------------------------------- -----------------------------------------
Administrative Fees                                         $17,682                                   $19,420
------------------------------------------- ----------------------------------------- -----------------------------------------
------------------------------------------- ----------------------------------------- -----------------------------------------
                                                        October 1, 1999
                                                  (commencement of operations)                   Fiscal Year Ended
          Small Cap Growth Fund                     through August 31, 2000                       August 31, 2001
------------------------------------------- ----------------------------------------- -----------------------------------------
------------------------------------------- ----------------------------------------- -----------------------------------------
Fund Accounting Fees                                        $15,000                                   $28,635
------------------------------------------- ----------------------------------------- -----------------------------------------
------------------------------------------- ----------------------------------------- -----------------------------------------
Administrative Fees                                            $0                                     $16,501
------------------------------------------- ----------------------------------------- -----------------------------------------
------------------------------------------- ----------------------------------------- -----------------------------------------
                                                        October 13, 1999
                                                  (commencement of operations)                   Fiscal Year Ended
                Bond Fund                           through August 31, 2000                       August 31, 2001
------------------------------------------- ----------------------------------------- -----------------------------------------
------------------------------------------- ----------------------------------------- -----------------------------------------
Fund Accounting Fees                                        $16,500                                   $26,267
------------------------------------------- ----------------------------------------- -----------------------------------------
------------------------------------------- ----------------------------------------- -----------------------------------------
Administrative Fees                                            $0                                     $15,579
------------------------------------------- ----------------------------------------- -----------------------------------------

ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending August 31, 2002. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor"), is the exclusive agent for distribution of shares of each Funds. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds' Annual Report to the shareholders for the period ended August 31, 2001. The Trust will provide the Annual Report without charge upon written request or request by telephone.

                            AmeriPrime Advisors Trust

                        Monteagle Opportunity Growth Fund
                              Monteagle Value Fund
                            Monteagle Large Cap Fund
                           Monteagle Fixed Income Fund

                       STATEMENT OF ADDITIONAL INFORMATION
                                 January 1, 2002
                          As Supplemented July 1, 2002

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectuses of the Monteagle Funds dated December 31, 2001. This SAI incorporates by reference the Funds' Annual Report to Shareholders for the fiscal year ended August 31, 2001 ("Annual Report"). A free copy of the Prospectuses or Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-459-9084.

TABLE OF CONTENTS                                                           PAGE


DESCRIPTION OF THE TRUST AND THE FUND..........................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS.................................................................2

INVESTMENT LIMITATIONS.........................................................8

THE INVESTMENT MANAGER AND ADVISERS ..........................................10

TRUSTEES AND OFFICERS.........................................................13

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................14

DETERMINATION OF SHARE PRICE..................................................16

INVESTMENT PERFORMANCE........................................................16

CUSTODIAN.....................................................................18

FUND SERVICES.................................................................18

ACCOUNTANTS...................................................................19

DISTRIBUTOR...................................................................19

FINANCIAL STATEMENTS..........................................................20

                                                            -1-
DESCRIPTION OF THE TRUST AND THE FUND

     The Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and the Monteagle Fixed Income Fund (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Advisors Trust (the "Trust") on August 3, 1999. The Monteagle Value Fund, the Monteagle Fixed Income Fund and the Monteagle Large Cap Fund are diversified. The Monteagle Opportunity Growth Fund is non-diversified. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment manager to each Fund is Nashville Capital Corporation (the "Manager"). The Monteagle Opportunity Growth Fund, Monteagle Value Fund and Monteagle Fixed Income Fund commenced operations on December 20, 1999. The Monteagle Large Cap Fund commenced operations on January 18, 2000.

     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus.

     As  of  December  19,  2001,  the  following   persons  may  be  deemed  to
beneficially own five percent (5%) or more of the Monteagle  Opportunity  Growth
Fund: FAMCO, Post Office Box 1148, Columbia, Tennessee 38402 - 100%.

     As  of  December  19,  2000,  the  following   persons  may  be  deemed  to
beneficially own five percent (5%) or more of the Monteagle Value Fund: FAMCO, Post Office Box 1148, Columbia, Tennessee 38402 - 100%.

     As  of  December  19,  2001,  the  following   persons  may  be  deemed  to
beneficially  own five  percent  (5%) or more of the  Monteagle  Large Cap Fund:
FAMCO, Post Office Box 1148, Columbia, Tennessee 38402 - 100%.

     As  of  December  19,  2001,  the  following   persons  may  be  deemed  to
beneficially  own five percent (5%) or more of the Monteagle  Fixed Income Fund:
FAMCO, Post Office Box 1148, Columbia, Tennessee 38402 - 100%.

     As of December 19, 2001, FAMCO may be deemed to control the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund as a result of its beneficial ownership of the shares of the Funds. As controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement and sub-advisory agreement with the Manager and each Fund's advisor.

     As of December 19, 2001, the officers and trustees as a group beneficially owned less than 1% of the Funds.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

      A. Equity Securities. Each Fund (except the Fixed Income Fund) invests in equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts ("ADR's") and rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.

      B. Corporate Debt Securities. Each Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Manager (and each adviser) considers corporate debt securities to be of investment grade quality if they are rated A- or higher by Standard & Poor's Corporation ("S&P"), A-3 or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Fund's adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Funds will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's rops below investment grade, the Fund's adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Fund's adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

      C. Municipal Securities. The Fixed Income may invest in municipal securities. These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.
Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

     The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

     The Fund considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Manager (or the Fund's adviser) to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Manager will dispose of the security as soon as practicable (depending on market conditions) unless the Manager determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

      D.          U.S.  Government  Securities.  Each Fund may invest in U.S.
government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

      E. Mortgage-Backed Securities. The Fixed Income Fund may invest in mortgage-backed securities. These securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fixed Income Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fixed Income Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fixed Income Fund at lower rates of return.

      F. Collateralized Mortgage Obligations (CMOs). The Fixed Income Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

      G. Zero Coupon and Pay in Kind Bonds. Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

     Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

      H. Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

                  (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                  (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time Deposits are considered to be illiquid prior to their maturity.

                  (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      I. Asset-Backed and Receivable-Backed Securities. The Fixed Income Fund may invest in asset-backed securities. These securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. The Fixed Income Fund will invest more than 5% of its net assets in asset-backed or receivable-backed securities.

      J. Loans of Portfolio Securities. Each Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Manager in response to requests of broker-dealers or institutional investors which the Manager deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund's net assets.

      K. Foreign Securities. The Value Fund and Large Cap Fund may invest in foreign equity securities through the purchase of American Depositary Receipts. American Depositary Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares which it holds in custody. The Value Fund may also invest directly in foreign equity securities. The Fixed Income Fund may invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the Fund's adviser to be comparable in quality to investment grade domestic securities. No Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 10% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks.

     Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

     Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

      L.          Repurchase Agreements.   Each Fund may invest in repurchase
agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. government ("U.S. Government obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value.
However, the Funds intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Fund's adviser to be creditworthy.

      M. Option Transactions. Each Fund may engage in option transactions involving individual stocks and bonds as well as stock and bond indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Funds sell (write) will be covered or secured, which means that the Fund will own the underlying security in the case of a call option. The Funds will sell (write) put options only if the Fund is selling an equivalent amount of the same security short. When the Funds write options, they may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian. The Funds may also utilize spreads and straddle strategies. A spread is the difference in price resulting from a combination of put and call options within the same class on the same underlying security. A straddle strategy consists of an equal number of put and call options on the same underlying stock, stock index, or commodity future at the same strike price and maturity date.

     The purchase and writing of options involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

      N. Short Sales. The Value Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

     In connection with its short sales, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

      2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

      3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4.          Real Estate.  The Funds will not purchase or sell real estate.
This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6.          Loans. The Funds will not make loans to other persons, except
(a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      8.          Diversification.   The Funds (except the Opportunity Growth
Fund) will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Limitations" above).

      1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation
(1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2.          Borrowing.   No Fund will purchase any security while
borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

      3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      4. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Funds' Prospectus or Statement of Additional Information.

      5. Illiquid Investments. The Funds will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

      6. 80% Investment Policy. Under normal circumstances, at least 80% of the Monteagle Large Cap Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in common stocks of large capitalization U.S. companies. Under normal circumstances, at least 80% of the Monteagle Fixed Income Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, taxable municipal bonds and corporate debt securities. Neither Fund will change its policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communications to the Fund's shareholders.

THE INVESTMENT MANAGER AND ADVISERS

      The Manager. The investment manager to the Funds is Nashville Capital, 209 10th Avenue South, Nashville, TN 37203 (the "Manager"). Sydney and Larry Catlett are the controlling shareholders of the Manager.

     Under the terms of the management agreement (the "Agreement"), the Manager manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, each Fund is obligated to pay the Manager a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates:

ASSETS                                                OPPORTUNITY             VALUE             FIXED              LARGE
                                                      GROWTH                                    INCOME             CAP
Up to and including $25 million                       1.35%                   1.35%             1.15%              1.25%
From $25 million up to and including                  1.30%                   1.25%             1.10%              1.13%
   $50 million
From $50 million up to and including                  1.18%                   1.10%             0.97%              1.00%
   $100 million
Over $100 million                                     1.10%                   1.00%             0.90%              0.95%

     For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, the Monteagle
Opportunity Growth Fund paid advisory fees of $710,649 and $576,403, respectively. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, the Monteagle Value Fund paid advisory fees of $171,994 and $308,368, respectively. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, the Monteagle Fixed Income Fund paid advisory fees of $235,276 and $371,859, respectively. For the period January 18, 2000 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, the Monteagle Large Cap Fund paid advisory fees of $47,040 and $150,260, respectively.

     The Manager retains the right to use the name "Monteagle" in connection with another investment company or business enterprise with which the Manager is or may become associated. The Trust's right to use the name "Monteagle" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Manager on ninety days written notice.

     The Manager will pay First Farmers & Merchants National Bank of Columbia, Tennessee ("First Farmers") a fee for assisting the Manager in providing certain supportive administrative services to the Funds. The fee for each Fund will be at an annual rate of 0.10% of the Fund's assets up to $50 million, 0.085% of such assets from $50 million up to $100 million, and 0.075% of such assets in excess of $100 million.

     The Manager may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Manager will pay First Farmers a shareholder servicing fee equal to 0.05% of the assets in each Fund to which First Farmers provides such services. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

      The Advisers.        T.H. Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co.
("Fitzgerald") is the adviser to the Monteagle Opportunity Growth Fund. Under the terms of the advisory agreement, Fitzgerald receives a fee from the Manager computed and accrued daily and paid monthly equal to 0.70% of net assets up to $25 million, 0.60% of net assets from $25% million up to $50 million, 0.45% of net assets from $50 million up to $100 million, and 0.40% of net assets of $100 million and greater. Robinson Investment Group, Inc. ("Robinson") is the adviser to the Monteagle Value Fund. Under the advisory agreement, Robinson receives a fee from the Manager computed and accrued daily and paid monthly at an annual rate of 0.60% of net assets up to $25 million, 0.45% of net assets from $25% million up to $50 million, 0.35% of net assets from $50 million up to $100 million, and 0.30% of net assets of $100 million and greater. Howe & Rusling, Inc. ("H&R") is the adviser to the Monteagle Large Cap Fund and the Monteagle Fixed Income Fund. Under the terms of the advisory agreement, H&R receives a fee from the Manager for the Monteagle Large Cap Fund computed and accrued daily and paid monthly at an annual rate of 0.40% of net assets up to $25 million, 0.30% of net assets from $25% million up to $50 million, and 0.25% of net assets of $50 million and greater. H&R receives a fee from the Manager for the Monteagle Fixed Income Fund computed and accrued daily and paid monthly at an annual rate of 0.30% of net assets up to $25 million, 0.25% of net assets from $25% million up to $50 million, and 0.20% of net assets of $50 million and greater.

     Subject always to the control of the Board of Trustees, each adviser, at its expense, furnishes continuously an investment program for the Fund or Funds for which it acts as adviser Each adviser must use its best judgement to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each adviser makes its officers and employees available to the Manager from time to time at reasonable times to review investment policies and to consult with the Manager regarding the investment affairs of the applicable Fund. Each adviser maintains books and records with respect to the securities transactions and renders to the Manager such periodic and special reports as the Manager or the Trustees may request. Each adviser pays all expenses incurred by it in connection with its activities under the advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                  Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       President and Managing  Director of Unified Fund Services,  Inc., the
1725 E. Southlake Blvd.              Secretary and    Fund's  transfer  agent,  fund  accountant and  administrator,  since
Suite 200                            Trustee          October  2000.  President,  Treasurer  and  Secretary  of  AmeriPrime
Southlake, Texas  76092                               Financial Services,  Inc., a fund  administrator,  (which merged with
Year of Birth:  1958                                  Unified  Fund  Services,   Inc.)  from  1994  through  October  2000.
                                                      President,   Treasurer   and   Secretary  of   AmeriPrime   Financial
                                                      Securities, Inc., the Fund's distributor,  from 1994 through November
                                                      2000;  President  and  Trustee  of  AmeriPrime  Funds and  AmeriPrime
                                                      Insurance Trust.
------------------------------------ ---------------- ----------------------------------------------------------------------
Robert A. Chopyak                    Treasurer and    Assistant  Vice-President of Financial Administration of Unified Fund
1725 E. Southlake Blvd.              Chief            Services,  Inc.,  the Fund's  transfer  agent,  fund  accountant  and
Suite 200                            Financial        administrator,  since August 2000.  Manager of  AmeriPrime  Financial
Southlake, Texas  76092              Officer          Services,  Inc.  from  February  2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing   Y2K  testing,   January  1999  to  January  2000.   Vice
                                                      President of Fund Accounting,  American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Mark W. Muller                       Trustee          Account  Manager for SCI,  Inc.,  a custom  manufacturer,  from April
5016 Cedar River Tr.                                  2000 to the  present.  Account  Manager for Clarion  Technologies,  a
Fort Worth, Texas  76137                              manufacturer of automotive,  heavy truck,  and consumer  goods,  from
Year of Birth:  1964                                  1996 to April  2000.  From 1986 to 1996,  an  engineer  for Sicor,  a telecommunication hardware company.
------------------------------------ ---------------- ----------------------------------------------------------------------
Richard J. Wright, Jr.               Trustee          Various  positions  with Texas  Instruments,  a  technology  company,
13532 N. Central Expressway                           since   1995,   including   the   following:   Program   Manager  for
MS 3800                                               Semi-Conductor   Business  Opportunity  Management  System,  1998  to
Dallas, Texas 75243                                   present;   Development  Manager  for  web-based  interface,  1999  to
Year of Birth:  1962                                  present;  Systems  Manager for  Semi-Conductor  Business  Opportunity
                                                      Management System, 1997 to 1998;  Development Manager for Acquisition
                                                      Manager,  1996-1997;  Operations  Manager  for  Procurement  Systems,
                                                      1994-1997.
==================================== ================ ======================================================================






     The compensation paid to the Trustees of the Trust for the fiscal year ended August 31, 2001 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ======================= ==================================
                                     Aggregate               Total Compensation
                                     Compensation            from Trust (the Trust is
Name                                 From Trust              not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                         0                            0
------------------------------------ ----------------------- ----------------------------------
Mark W. Muller                               $10,250                      $10,250
------------------------------------ ----------------------- ----------------------------------
Richard J. Wright                            $10,250                      $10,250
==================================== ======================= ==================================


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Manager is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Manager seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Manager generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Manager may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Manager is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Manager exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Manager determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Manager's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Manager in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Manager that the review and study of the research and other information will not reduce the overall cost to the Manager of performing its duties to the Funds under the Agreement. Due to research services provided by brokers, the Monteagle
Opportunity   Growth  Fund  directed  to  brokers   $107,444,395   of  brokerage
transactions (on which commissions were $82,561) during the fiscal year ended August 31, 2001. Due to research services provided by brokers, the Monteagle Value Fund directed to brokers $16,904,601 of brokerage transactions (on which commissions were $38,185) during the fiscal year ended August 31, 2001. Due to research services provided by brokers, the Monteagle Fixed Income Fund directed to brokers $0 of brokerage transactions (on which commissions were $0) during the fiscal year ended August 31, 2001. Due to research services provided by brokers, the Monteagle Large Cap Fund directed to brokers $19,101,605 of brokerage transactions (on which commissions were $17,569) during the fiscal year ended August 31, 2001.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     While each Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. The Manager will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

     When a Fund and another of the Manager's clients seek to purchase or sell the same security at or about the same time, the Manager may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolios because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Manager, taking into account such factors as the size of the individual orders and transaction costs, when the Manager believes an adjustment is reasonable. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, the Monteagle Opportunity Growth Fund paid brokerage commissions of $412,500 and $224,116, respectively. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, the Monteagle Value Fund paid brokerage commissions of $198,601 and $139,575, respectively. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, the Monteagle Fixed Income Fund paid no brokerage commissions. For the period January 18, 2000 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, the Monteagle Large Cap Fund paid brokerage commissions of $14,570 and $17,569, respectively.

     The Trust, the Manager, the advisers and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the applicable adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the applicable adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the applicable adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

     Each  Fund  may  periodically  advertise  "average  annual  total  return."
"Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If each Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     A Fund's "yield" is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    Yield = 2[(a-b/cd+1)6-1]
         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
         d = the maximum offering price per share on the last day of the period

     Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. The Monteagle Fixed Income Fund's yield for the one month period ended August 31, 2001 was 4.39%.

     Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period December 20, 1999 (commencement of operations) through August 31, 2001, and for the fiscal year ended August 31, 2001, the Monteagle Opportunity Growth Fund's average annual total return was -27.9% and -48.87%, respectively. For the period December 20, 1999 (commencement of operations) through August 31, 2001, and for the period ended August 31, 2001, the Monteagle Value Fund's average annual total return was 20.36% and 17.56%, respectively. For the period December 20, 1999 (commencement of operations) through August 31, 2001, and for the period ended August 31, 2001, the Monteagle Fixed Income Fund's average annual total return was 10.5% and 13.26%, respectively. For the period January 18, 2000 (commencement of operations) through August 31, 2001, and for the period ended August 31, 2001, the Monteagle Large Cap Fund's average annual total return was -21.86% and -32.44%, respectively.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

     In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street M.L. 6118, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Manager of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.

     In addition, Unified provides the Funds with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Manager equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million). For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, Unified received $17,961 and $28,478, respectively, from the Manager on behalf of the Monteagle Opportunity Growth Fund for these accounting services. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001. Unified received $15,102 and $27,145, respectively, from the Manager on behalf of the Monteagle Value Fund for these accounting services. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, Unified received $17,319 and $28,143, respectively, from the Manager on behalf of the Monteagle Fixed Income Fund for these accounting services. For the period January 18, 2000 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, Unified received $8,205 and $19,807, respectively, from the Manager on behalf of the Monteagle Large Cap Fund for these accounting services.

     Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Prior to October 12, 2000, AmeriPrime Financial Services, Inc. served as administrator to the Funds. Effective on that date, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. The result of this merger is now Unified, still a wholly owned subsidiary of Unified Financial Services, Inc. Unified receives a monthly fee from the Manager equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, Unified received $8,807 and $27,623, respectively, from the Manager on behalf of the Monteagle Opportunity Growth Fund for these administrative services. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, Unified received $0 and $17,899, respectively, from the Manager on behalf of the Monteagle Value Fund for these administrative services. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, Unified received $0 and $25,294, respectively, from the Manager on behalf of the Monteagle Fixed Income Fund for these administrative services. For the period January 18, 2000 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001, Unified received $0 and $9,071, respectively, from the Manager on behalf of the Monteagle Large Cap Fund for these administrative services. Prior to October 12, 2000, the above fees were paid to AmeriPrime Financial Services, Inc., which merged with Unified on that date

ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending August 31, 2002. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, may be deemed to be an affiliate of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds' Annual Report to the shareholders for the period ended August 31, 2001. The Trust will provide the Annual Report without charge upon written request or request by telephone.